UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4173

John Hancock Investors Trust (Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210 (Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210 (Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Investors Trust

3.31.2006 Quarterly Portfolio Holdings

John Hancock

JOHN HANCOCK FUNDS

John Hancock Investors Trust Securities owned by the Fund on March 31, 2006 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value

Bonds 68.39%					$167,013,616
(Cost $169,182,458)

Aerospace & Defense 0.08%					197,000

L-3 Communications Corp.,
Gtd Sr Sub Note Ser B	6.375	10-15-15	BB+	200	197,000

Agricultural Products 0.55%					1,341,978

Corn Products International, Inc.,
Sr Note	8.450	08-15-09	BBB-	795	859,478
Cosan SA Industria e Comercio,
Gtd Sr Perpetual Bond (Brazil) (S)	8.250	02-15-49	BB	500	482,500

Airlines 0.47%					1,145,461

Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1 Class A	6.545	02-02-19	A-	393	398,613
Pass Thru Ctf Ser 2000-2 Class B (L)	8.307	10-02-19	BB-	408	393,240
Pass Thru Ctf Ser 2001-1 Class C	7.033	06-15-11	B+	370	353,553
Jet Equipment Trust,
Equip Trust Ctf Ser 1995-B2 (B)(H)(S)	10.910	08-15-14	D	550	55

Aluminum 0.39%					960,000

Novelis, Inc.,
Sr Note (Multi-Coupon) (Canada) (P)(S)	7.750	02-15-15	B	1,000	960,000

Asset Management & Custody Banks 0.42%					1,014,048

Rabobank Capital Fund II,
Perpetual Bond (5.260% to 12-31-13 then
variable) (S)	5.260	12-29-49	AA	1,055	1,014,048

Broadcasting & Cable TV 3.46%					8,452,240

British Sky Broadcasting Group Plc,
Gtd Sr Note (United Kingdom)	8.200	07-15-09	BBB-	905	972,884
Charter Communications Holdings LLC/Charter
Communications Holdings Capital Corp.,
Sr Note	10.250	09-15-10	CCC-	2,000	1,965,000
Comcast Cable Communications Holdings, Inc.,
Gtd Note	8.375	03-15-13	BBB+	980	1,102,156
Innova S. de R.L.,
Note (Mexico)	9.375	09-19-13	BB-	1,500	1,680,000
Shaw Communications, Inc.,
Sr Note (Canada)	8.250	04-11-10	BB+	1,000	1,062,500
Videotron Ltee,
Gtd Sr Note (Canada)	6.375	12-15-15	B+	300	293,625
XM Satellite Radio, Inc.,
Sr Sec Disc Note	14.000	12-31-09	CCC+	728	781,114
Sr Sec Note	12.000	06-15-10	CCC+	533	594,961

John Hancock Investors Trust Securities owned by the Fund on March 31, 2006 (unaudited)

Building Products 0.83%					2,021,942

Pulte Homes, Inc.,
Sr Note (L)	6.250	02-15-13	BBB-	1,000	998,713
Toll Brothers, Inc.,
Gtd Sr Note (S)	6.875	11-15-12	BBB-	1,000	1,023,229

Casinos & Gaming 3.71%					9,048,977

Chukchansi Economic Development Auth,
Sr Note (S)	8.000	11-15-13	BB-	440	451,000
Isle of Capri Casinos, Inc.,
Gtd Sr Sub Note	7.000	03-01-14	B	500	493,750
Jacobs Entertainment, Inc.,
Sr Sec Note (B)	11.875	02-01-09	B	700	745,682
Little Traverse Bay Bands of Odawa Indians,
Sr Note (S)	10.250	02-15-14	B	1,000	986,250
Majestic Star Casino LLC/Majestic Star Casino
Capital II LLC,
Sr Sec Note (S)	9.750	01-15-11	B-	1,000	1,010,000
Mashantucket West Pequot,
Bond (S)	5.912	09-01-21	BBB-	275	263,500
Mohegan Tribal Gaming Auth,
Sr Sub Note	7.125	08-15-14	B+	1,000	1,007,500
MTR Gaming Group, Inc.,
Gtd Sr Note Ser B	9.750	04-01-10	B+	800	851,000
Seneca Gaming Corp.,
Sr Note	7.250	05-01-12	BB-	1,000	1,010,000
Trump Entertainment Resorts, Inc.,
Gtd Sec Note	8.500	06-01-15	B-	1,000	972,500
Waterford Gaming, LLC,
Sr Note (S)	8.625	09-15-12	B+	1,188	1,257,795

Commercial Printing 0.52%					1,267,872

Quebecor World Capital Corp.,
Sr Note (Canada) (S)	8.750	03-15-16	BB-	1,300	1,267,872

Commodity Chemicals 0.87%					2,112,846

Lyondell Chemical Co.,
Gtd Sec Note	9.500	12-15-08	BB-	591	614,640
Gtd Sr Sub Note	10.875	05-01-09	B	500	507,500
RPM International, Inc.,
Sr Note	6.250	12-15-13	BBB	1,000	990,706

Computer Hardware 0.04%					102,000

Activant Solutions, Inc.,
Sr Floating Rate Note (P)(S)	10.530	04-01-10	B+	100	102,000

Construction & Farm Machinery & Heavy Trucks 0.21%					510,000

Manitowoc Co., Inc., (The),
Gtd Sr Note	7.125	11-01-13	BB-	500	510,000

John Hancock Investors Trust Securities owned by the Fund on March 31, 2006 (unaudited)

Construction Materials 0.16%					396,825

Votorantim Overseas IV,
Gtd Note (Cayman Islands) (S)	7.750	06-24-20	BBB-	370	396,825

Consumer Finance 1.02%					2,496,550

Ford Motor Credit Co.,
Note	7.375	10-28-09	BBB-	1,925	1,809,756
HSBC Finance Capital Trust IX,
Note (5.911% to 11-30-15 then variable)	5.911	11-30-35	BBB+	700	686,794

Diversified Banks 1.61%					3,923,510

Bank of New York,
Cap Security (S)	7.780	12-01-26	A-	620	652,061
Barclays Bank Plc,
Perpetual Bond (6.86% to 6-15-32 then
variable) (United Kingdom) (S)	6.860	09-29-49	A+	1,595	1,687,220
Chuo Mitsui Trust & Banking Co., Ltd.,
Perpetual Sub Note (5.506% to 04-15-15 then
variable) (Japan) (S)	5.506	12-01-49	Baa2	905	858,916
Royal Bank of Scotland Group Plc,
Perpetual Bond (7.648% to 09-30-31 then
variable) (United Kingdom)	7.648	08-29-49	A	630	725,313

Diversified Chemicals 0.81%					1,967,219

NOVA Chemicals Corp.,
Med Term Note (Canada) (L)	7.400	04-01-09	BB+	1,955	1,967,219

Diversified Commercial Services 0.98%					2,404,198

Hutchison Whampoa International Ltd.,
Gtd Sr Note (Cayman Islands) (S)	6.500	02-13-13	A-	750	770,244
Noble Group Ltd.,
Sr Note (Bermuda) (S)	6.625	03-17-15	BB+	1,000	883,954
Sotheby's Holdings, Inc.,
Note	6.875	02-01-09	BB-	750	750,000

Diversified Financial Services 0.36%					881,411

St. George Funding Co.,
Perpetual Bond (8.485% to 06-30-17 then
variable) (Australia) (S)	8.485	12-31-49	Baa1	840	881,411

Diversified Metals & Mining 0.20%					500,000

Freeport-McMoRan Copper & Gold, Inc.,
Sr Note	6.875	02-01-14	B+	500	500,000

Electric Utilities 5.55%					13,561,925

AES Eastern Energy L.P.,
Pass Thru Ctf Ser 1999-A	9.000	01-02-17	BB+	1,211	1,372,848
Beaver Valley Funding Corp.,
Sec Lease Obligation Bond	9.000	06-01-17	BBB-	915	1,033,255
BVPS II Funding Corp.,
Collateralized Lease Bond	8.890	06-01-17	BB+	700	802,361

John Hancock Investors Trust Securities owned by the Fund on March 31, 2006 (unaudited)

CE Generation LLC,
Sr Sec Note		7.416	12-15-18	BB-	772	801,887
Empresa Electrica Guacolda S.A.,
Sr Sec Note (S)		8.625	04-30-13	BBB-	810	879,911
FPL Energy National Wind,
Sr Sec Note (S)		5.608	03-10-24	BBB-	365	351,436
HQI Transelect Chile S.A.,
Sr Note (Chile)		7.875	04-15-11	A-	1,175	1,256,996
Indiantown Cogeneration, L.P.,
1st Mtg Note Ser A-9		9.260	12-15-10	BB+	431	453,932
IPALCO Enterprises, Inc.,
Sr Sec Note		8.625	11-14-11	BB-	315	344,137
Kansas Gas & Electric Co.,
Bond		5.647	03-29-21	BB-	425	405,867
Midland Funding Corp. II,
Lease Obligation Bond Ser B		13.250	07-23-06	BB-	2,000	2,037,013
MSW Energy Holdings II LLC/MSW Energy Finance Co.,
II, Inc.,
Sr Sec Note Ser B		7.375	09-01-10	BB-	750	772,500
PNPP II Funding Corp.,
Deb		9.120	05-30-16	BB+	470	536,420
System Energy Resources, Inc.,
Sec Bond (S)		5.129	01-15-14	BBB	409	395,955
TransAlta Corp.,
Note (Canada)		5.750	12-15-13	BBB-	1,000	988,180
TXU Corp.,
Sec Bond		7.460	01-01-15	BBB	571	587,289
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond		8.090	01-02-17	BBB-	525	541,938

Electrical Components & Equipment	1.04%					2,545,956

AMETEK, Inc.,
Sr Note		7.200	07-15-08	BBB	1,500	1,543,456
Solectron Global Finance Ltd.,
Sr Sub Note (L)(S)		8.000	03-15-16	B-	1,000	1,002,500

Electronic Equipment Manufacturers	0.32%					784,592

Thomas & Betts Corp.,
Sr Note		7.250	06-01-13	BBB-	745	784,592

Food Retail 1.25%						3,043,099

Ahold Finance USA, Inc.,
Gtd Pass Thru Ctf Ser 2001A-1		7.820	01-02-20	BB	1,254	1,308,072
Delhaize America, Inc.,
Gtd Note		9.000	04-15-31	BB+	1,500	1,735,027

Gas Utilities 0.88%						2,138,249

Energy Transfer Partners,
Gtd Sr Note (G)		5.950	02-01-15	BBB-	1,170	1,159,613
Kinder Morgan Finance Co.,
Gtd Sr Note		6.400	01-05-36	BBB	510	496,589
NorAm Energy Corp.,
Deb		6.500	02-01-08	BBB	475	482,047

John Hancock Investors Trust Securities owned by the Fund on March 31, 2006 (unaudited)

Health Care Facilities	0.35%					851,618

Manor Care, Inc.,
Gtd Note		6.250	05-01-13	BBB	855	851,618

Health Care Services	0.76%					1,867,500

Alliance Imaging, Inc.,
Sr Sub Note		7.250	12-15-12	B-	1,000	867,500
HealthSouth Corp.,
Tranche Loan (G)(P)		9.650	02-02-07	B-	1,000	1,000,000

Hotels, Resorts & Cruise Lines 0.99%						2,407,882

HRP Myrtle Beach Operations LLC/HRP Myrtle Beach
Operations Capital Corp.,
Sr Sec Floating Rate Note (P)(S)		9.818	04-01-12	B	1,335	1,343,344
Hyatt Equities LLC,
Note (S)		6.875	06-15-07	BBB	1,050	1,064,538

Industrial Conglomerates 0.25%						618,750

Waste Services, Inc.,
Gtd Sr Sub Note		9.500	04-15-14	CCC	600	618,750

Industrial Machinery	0.89%					2,173,688

Kennametal, Inc.,
Sr Note		7.200	06-15-12	BBB	1,385	1,471,813
Trinity Industries, Inc.,
Pass Thru Ctf (S)		7.755	02-15-09	Ba1	690	701,875

Integrated Oil & Gas	0.79%					1,929,580

Pemex Project Funding Master Trust,
Gtd Note		9.125	10-13-10	BBB	565	635,625
Petro-Canada,
Deb (Canada)		9.250	10-15-21	BBB	1,000	1,293,955

Integrated Telecommunication Services 2.70%						6,601,551

AT&T Corp.,
Gtd Sr Note		9.750	11-15-31	A	490	585,091
Bellsouth Corp.,
Deb		6.300	12-15-15	A	1,037	1,049,260
Cincinnati Bell, Inc.,
Sr Sub Note (L)		8.375	01-15-14	B-	1,000	1,016,250
Intelsat Subsidiary Holding Co., Ltd.,
Gtd Sr Floating Rate Note (Bermuda) (P)		9.614	01-15-12	B+	450	457,312
Qwest Capital Funding, Inc.,
Gtd Note (L)		7.000	08-03-09	B	1,700	1,725,500
Sprint Capital Corp.,
Gtd Sr Note		6.900	05-01-19	A-	1,000	1,068,313
Telefonos de Mexico, S.A. de C.V.,
Note (Mexico)		5.500	01-27-15	BBB	735	699,825

John Hancock Investors Trust Securities owned by the Fund on March 31, 2006 (unaudited)

Investment Banking & Brokerage 0.33%					798,750

Mizuho Financial Group Cayman Ltd.,
Gtd Sub Bond (Cayman Islands)	8.375	12-29-49	A2	750	798,750

IT Consulting & Other Services 0.56%					1,358,950

NCR Corp.,
Note	7.125	06-15-09	BBB-	375	386,450
Unisys Corp.,
Sr Note (L)	6.875	03-15-10	BB+	1,000	972,500

Leisure Facilities 0.73%					1,779,462

AMC Entertainment, Inc.,
Sr Sub Note (L)	9.500	02-01-11	CCC+	1,065	1,035,712
Cinemark USA, Inc.,
Sr Sub Note (L)	9.000	02-01-13	B-	700	743,750

Life & Health Insurance 0.60%					1,460,833

Phoenix Cos., Inc. (The),
Bond	6.675	02-16-08	BBB	485	486,273
Phoenix Life Insurance Co.,
Note (S)	7.150	12-15-34	BBB+	425	431,193
Provident Financing Trust I,
Gtd Cap Security (L)	7.405	03-15-38	B+	580	543,367

Metal & Glass Containers 1.12%					2,739,887

BWAY Corp.,
Gtd Sr Sub Note	10.000	10-15-10	B-	1,085	1,147,387
Owens-Brockway Glass Container, Inc.,
Gtd Sr Note	8.250	05-15-13	B	500	522,500
Gtd Sr Sec Note	8.750	11-15-12	BB-	1,000	1,070,000

Metal & Mining 0.19%					468,130

Vedanta Resources Plc,
Sr Note (United Kingdom) (S)	6.625	02-22-10	BB+	480	468,130

Multi-Line Insurance 0.44%					1,065,646

Assurant, Inc.,
Sr Note	6.750	02-15-34	BBB+	490	508,203
Massachusetts Mutual Life Insurance Co.,
Surplus Note (S)	7.625	11-15-23	AA	470	557,443

Multi-Media 0.47%					1,156,845

News America Holdings,
Gtd Sr Deb	7.750	01-20-24	BBB	980	1,059,232
Quebecor Media, Inc.,
Sr Note (Canada) (S)	7.750	03-15-16	B	95	97,613

Multi-Utilities & Unregulated Power 1.20%					2,936,182

CalEnergy Co., Inc.,
Sr Bond	8.480	09-15-28	BBB-	525	648,855

John Hancock Investors Trust Securities owned by the Fund on March 31, 2006 (unaudited)

Dynegy-Roseton Danskamme,
Gtd Pass Thru Ctf Ser B	7.670	11-08-16	B	500	510,823
Salton Sea Funding Corp.,
Sr Sec Note Ser C	7.840	05-30-10	BB+	1,728	1,776,504

Office Services & Supplies 0.40%					978,116

Steelcase, Inc.,
Sr Note	6.375	11-15-06	BBB-	980	978,116

Oil & Gas Refining, Marketing & Transportation 0.86%					2,110,943

Copano Energy LLC,
Sr Note (S)	8.125	03-01-16	B	250	258,750
Enterprise Products Operating L.P.,
Sr Note Ser B	5.600	10-15-14	BB+	1,000	969,693
Reliant Energy, Inc.,
Sr Sec Note	6.750	12-15-14	B+	1,000	882,500

Oil & Gas Drilling 0.63%					1,534,001

Delek & Avner-Yam Tethys Ltd. ,
Sr Sec Note (Israel) (S)	5.326	08-01-13	BBB-	364	351,501
Gazprom,
Loan Part Note (Germany) (S)	9.625	03-01-13	BB+	1,000	1,182,500

Oil & Gas Equipment & Services 0.10%					243,750

Grant Prideco, Inc.,
Sr Note Ser B	6.125	08-15-15	BB	250	243,750

Oil & Gas Exploration & Production 0.62%					1,514,467

Pioneer Natural Resources Co.,
Gtd Sr Note	7.200	01-15-28	BB+	1,000	1,000,717
Plains Exploration & Production Co.,
Sr Note	7.125	06-15-14	BB-	500	513,750

Paper Packaging 1.37%					3,334,375

MDP Acquisitions Plc,
Sr Note (Ireland)	9.625	10-01-12	B-	1,250	1,321,875
Stone Container Corp.,
Sr Note	9.750	02-01-11	CCC+	1,000	1,027,500
Sr Note	8.375	07-01-12	CCC+	1,000	985,000

Paper Products 0.14%					338,165

Plum Creek Timber Co., Inc.,
Gtd Note	5.875	11-15-15	BBB-	345	338,165

Pharmaceuticals 1.29%					3,151,876

Medco Health Solutions, Inc.,
Sr Note	7.250	08-15-13	BBB	1,550	1,668,904
Wyeth,
Note	5.500	03-15-13	A	1,500	1,482,972

John Hancock Investors Trust Securities owned by the Fund on March 31, 2006 (unaudited)

Property & Casualty Insurance 0.62%					1,518,703

Markel Corp.,
Sr Note	7.350	08-15-34	BBB-	515	531,074
Ohio Casualty Corp.,
Note	7.300	06-15-14	BB	750	781,754
URC Holdings Corp.,
Sr Note (S)	7.875	06-30-06	AA-	205	205,875

Publishing 0.18%					432,544

Dex Media West,
Gtd Sr Sub Note	9.875	08-15-13	B	391	432,544

Real Estate Investment Trusts 1.77%					4,323,403

Chelsea Property Group,
Note	6.000	01-15-13	BBB+	1,040	1,048,583
Health Care REIT, Inc.,
Sr Note	6.200	06-01-16	BBB-	345	342,821
Healthcare Realty Trust, Inc.,
Sr Note	8.125	05-01-11	BBB-	165	180,120
HRPT Properties Trust,
Sr Note	5.750	11-01-15	BBB	750	732,573
iStar Financial, Inc.,
Sr Note	7.000	03-15-08	BBB-	785	804,934
ProLogis,
Note	5.500	03-01-13	BBB+	980	964,372
Ventas Realty L.P./Capital Corp.,
Sr Note	6.625	10-15-14	BB	250	250,000

Real Estate Management & Development 0.45%					1,103,776

K Hovnanian Enterprises, Inc.,
Sr Note	7.500	05-15-16	BB	300	295,760
Post Apartment Homes,
Sr Note	5.125	10-12-11	BBB	830	808,016

Regional Banks 1.75%					4,275,737

Colonial Capital II,
Gtd Cap Security Ser A	8.920	01-15-27	BB	1,029	1,094,391
Crestar Capital Trust I,
Gtd Cap Security	8.160	12-15-26	A-	880	927,949
First Chicago NDB Institutional Capital,
Gtd Cap Bond Ser A (S)	7.950	12-01-26	A1	500	525,003
Greater Bay Bancorp,
Sr Note Ser D	5.125	04-15-10	BBB-	540	527,757
NB Capital Trust IV,
Gtd Cap Security	8.250	04-15-27	A	1,130	1,200,637

Specialized Finance 2.22%					5,427,859

ASG Consolidated LLC,
Sr Disc Note (Zero to 11-01-08, then
11.500%) (O)	Zero	11-01-11	B-	1,180	967,600
Astoria Depositor Corp.,
Pass Thru Ctf Ser B (G)(S)	8.144	05-01-21	BB	750	787,500

John Hancock Investors Trust Securities owned by the Fund on March 31, 2006 (unaudited)

Bosphorous Financial Services,
Sec Floating Rate Note (P)(S)	6.549	02-15-12	Baa3	500	503,706
CCM Merger, Inc.,
Note (S)	8.000	08-01-13	B-	1,000	995,000
Drummond Co., Inc.,
Sr Note (S)	7.375	02-15-16	BB-	1,000	997,500
ESI Tractebel Acquisition Corp.,
Gtd Sec Bond Ser B	7.990	12-30-11	BB	975	1,009,543
Humpuss Funding Corp.,
Gtd Note (S)	7.720	12-15-09	B2	169	167,010

Steel 0.48%					1,176,000

Metallurg Holdings, Inc.,
Sr Sec Note (G)(S)	10.500	10-01-10	B-	1,200	1,176,000

Telecommunications Equipment 0.78%					1,914,442

Corning, Inc.,
Med Term Note	8.300	04-04-25	Ba2	1,150	1,184,644
Note	6.050	06-15-15	BBB-	740	729,798

Thrifts & Mortgage Finance 13.49%					32,938,798

Banc of America Commercial Mortgage, Inc.,
Mtg Pass Thru Ctf Ser 2005-6 Class A4	5.182	09-10-47	AAA	905	882,807
Banc of America Funding Corp.,
Mtg Pass Thru Ctf Ser 2006-B Class 6A1	5.904	02-01-36	AAA	430	431,681
Bear Stearns Alt-A Trust,
Mtg Pass Thru Ctf Ser 2005-3 Class B2 (P)	5.355	04-25-35	AA+	439	431,199
Bear Stearns Commercial Mortgage Securities, Inc.,
Mtg Pass Thru Ctf Ser 2005-T20 Class A4A (P)	5.156	10-12-42	AAA	440	428,934
Chaseflex Trust,
Mtg Pass Thru Ctf Ser 2005-2 Class 4A1	5.000	05-25-20	AAA	1,173	1,134,959
Citigroup Mortgage Loan Trust, Inc.,
Mtg Pass Thru Ctf Ser 2005-5 Class 2A3	5.000	08-25-35	AAA	712	699,385
Citigroup/Deutsche Bank Commercial Mortgage
Securities,
Mtg Pass Thru Ctf Ser 2005-CD1 Class A4	5.225	07-15-44	AAA	595	583,247
Mtg Pass Thru Ctf Ser 2005-CD1 Class C	5.225	07-15-44	AA	285	276,567
ContiMortgage Home Equity Loan Trust,
Mtg Pass Thru Ctf Ser 1995-2 Class A-5	8.100	08-15-25	AAA	135	139,112
Countrywide Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2004-24CB Class 1A1	6.000	11-25-34	AAA	836	830,485
Mtg Pass Thru Ctf Ser 2005-6 Class 2A1	5.500	04-25-35	Aaa	631	613,121
Mtg Pass Thru Ctf Ser 2005-J1 Class 3A1	6.500	08-25-32	AAA	518	524,240
Countrywide Home Loans Servicing L.P.,
Mtg Pass Thru Ctf Ser 2005-21 Class A1	5.500	10-25-35	Aaa	4,128	4,031,463
CS First Boston Mortgage Securities Corp.,
Mtg Pass Thru Ctf Ser 2003-25 Class 2A1	4.500	10-25-18	AAA	505	477,240
First Horizon Alternative Mortgage Securities,
Mtg Pass Thru Ctf Ser 2004-AA5 Class B1(P)	5.241	12-25-34	AA	314	308,825
Global Signal Trust,
Sub Bond Ser 2004-2A Class D (S)	5.093	12-15-14	Baa2	385	375,224
Sub Bond Ser 2006-1 Class E (S)	6.495	02-15-36	Baa3	370	368,907

John Hancock Investors Trust Securities owned by the Fund on March 31, 2006 (unaudited)

GMAC Commercial Mortgage Securities, Inc.,
Mtg Pass Thru Ctf Ser 2002-C1 Class A1	5.785	11-15-39	AAA	1,904	1,917,119
Greenwich Capital Commercial Funding Corp.,
Mtg Pass Thru Ctf Ser 2005-GG5 Class A2	5.117	04-10-37	AAA	1,220	1,206,800
GSR Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-9 Class B1 (G)(P)	4.521	08-25-34	AA	578	567,071
Indymac Index Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-AR13 Class B1	5.296	01-25-35	AA	468	461,972
Mtg Pass Thru Ctf Ser 2005-AR5 Class B1 (P)	5.425	05-25-35	AA	508	498,802
JP Morgan Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-S1 Class 1A4	6.000	12-25-35	AAA	4,872	4,844,290
JP Morgan Chase Commercial Mortgage Security
Corp.,
Mtg Pass Thru Ctf Ser 2005-LDP4 Class B	5.129	10-15-42	Aa2	1,965	1,875,455
Merrill Lynch Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-CKI1 Class A6	5.245	11-12-37	AAA	820	804,971
Morgan Stanley Capital I,
Mtg Pass Thru Ctf Ser 2005-HQ7 Class A4	5.205	11-14-42	AAA	810	792,373
Mtg Pass Thru Ctf Ser 2005-IQ10 Class A4A	5.230	09-15-42	AAA	1,180	1,149,330
Prime Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-2 Class 1A2	5.000	07-25-20	Aaa	1,577	1,544,248
Provident Funding Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-1 Class B1(P)	4.368	05-25-35	AAA	387	371,501
SBA CMBS Trust,
Sub Bond Ser 2005-1A Class D (S)	6.219	11-15-35	Baa2	200	199,754
Sub Bond Ser 2005-1A Class E (S)	6.706	11-15-35	Baa3	200	200,540
Sovereign Capital Trust I,
Gtd Cap Security	9.000	04-01-27	BB	1,000	1,067,578
Washington Mutual Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-6 Class 1CB	6.500	08-25-35	AAA	789	799,014
Washington Mutual, Inc.,
Mtg Pass Thru Ctf Ser 2005-AR4 Class B1 (P)	4.678	04-25-35	AA	1,456	1,420,966
Wells Fargo Mortgage Backed Securites Trust,
Mtg Pass Thru Ctf Ser 2004-7 Class 2A2	5.000	07-25-19	AAA	700	679,618

Utilities Other 0.31%					756,660

Atlas Pipeline Partners L.P.,
Gtd Sr Note (S)	8.125	12-15-15	B+	140	145,950
Magellan Midstream Partners L.P.,
Note	6.450	06-01-14	BBB	590	610,710

Wireless Telecommunication Services 2.83%					6,906,849

America Movil S.A. de C.V.,
Sr Note (Mexico)	5.750	01-15-15	BBB	1,225	1,187,014
Crown Castle Towers LLC,
Sub Bond Ser 2005-1A Class D	5.612	06-15-35	Baa2	655	637,193
Dobson Communications Corp.,
Sr Note (L)	8.875	10-01-13	CCC	1,000	1,005,000
Mobile Telesystems Finance S.A.,
Gtd Sr Note (Luxembourg) (S)	9.750	01-30-08	BB-	350	367,938
New Cingular Wireless Services, Inc.,
Sr Note	8.750	03-01-31	A	1,475	1,868,158
Nextel Communications, Inc.,
Sr Note Ser D	7.375	08-01-15	A-	1,250	1,310,921

John Hancock Investors Trust Securities owned by the Fund on March 31, 2006 (unaudited)

Rogers Wireless, Inc.,
Sr Sub Note (Canada)	8.000	12-15-12	B+	500	530,625

			Credit
Issuer, description			rating (A)	Shares	Value

Preferred stocks 1.22%					$2,974,300
(Cost $3,066,289)

Agricultural Products 0.40%					987,500

Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)			BB+	12,500	987,500

Multi-Utilities & Unregulated Power 0.42%					1,018,400

Dominion CNG Capital Trust I, 7.80%			BB+	40,000	1,018,400

Real Estate Investment Trusts 0.40%					968,400

Public Storage, Inc., 6.50%, Depositary Shares,
Ser W			BBB+	40,000	968,400

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value

U.S. government and agencies securities 29.29%					$71,515,304
(Cost $72,945,753)

Government U.S. 7.19%					17,561,561

United States Treasury,
Bond (L)	6.875	08-15-25	AAA	9,265	11,309,813
Bond (L)	5.375	02-15-31	AAA	2,235	2,352,686
Bond (L)	4.500	02-15-16	AAA	540	525,192
Note (L)	4.500	11-15-10	AAA	620	611,668
Note (L)	4.500	11-15-15	AAA	570	553,123
Note (L)	4.250	11-15-13	AAA	2,300	2,209,079

Government U.S. Agency 22.10%					53,953,743

Federal Home Loan Mortgage Corp.,
20 Yr Pass Thru Ctf	11.250	01-01-16	AAA	22	24,226
30 Yr Pass Thru Ctf	6.000	08-01-34	AAA	3,375	3,377,233
30 Yr Pass Thru Ctf	6.000	02-01-35	AAA	408	409,273
30 Yr Pass Thru Ctf	5.165	11-01-35	AAA	2,196	2,160,988
CMO REMIC 2978	5.500	01-15-31	AAA	2,590	2,546,533
Note	4.900	11-03-08	AAA	5,070	5,024,608
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	02-01-08	AAA	7	7,365
15 Yr Pass Thru Ctf	7.000	09-01-10	AAA	27	27,728
15 Yr Pass Thru Ctf	7.000	10-01-12	AAA	18	18,909
15 Yr Pass Thru Ctf	7.000	04-01-17	AAA	48	49,943
30 Yr Pass Thru Ctf	6.000	11-01-34	AAA	1,880	1,881,294
30 Yr Pass Thru Ctf	6.000	05-01-35	AAA	4,385	4,385,421
30 Yr Pass Thru Ctf	6.000	08-01-35	AAA	2,398	2,399,505
30 Yr Pass Thru Ctf	6.000	10-01-35	AAA	15,247	15,252,367
30 Yr Pass Thru Ctf	5.500	05-01-34	AAA	990	967,273
30 Yr Pass Thru Ctf	5.500	04-01-35	AAA	638	623,778

John Hancock Investors Trust Securities owned by the Fund on March 31, 2006 (unaudited)

30 Yr Pass Thru Ctf	5.500	05-01-35	AAA	2,407	2,354,333
30 Yr Pass Thru Ctf	5.500	11-01-35	AAA	2,192	2,141,004
30 Yr Pass Thru Ctf	5.314	11-01-35	AAA	3,762	3,698,245
Note	6.000	05-30-25	AAA	1,652	1,592,241
Note	5.000	11-14-08	AAA	1,475	1,467,442
Note (L)	5.000	04-19-10	AAA	2,470	2,457,220
Financing Corp.,
Bond	9.400	02-08-18	Aaa	785	1,060,144
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf	10.000	11-15-20	AAA	6	7,509
30 Yr Pass Thru Ctf	9.500	01-15-21	AAA	4	4,886
30 Yr Pass Thru Ctf	9.500	02-15-25	AAA	12	14,275

			Interest	Par value
Issuer, description, maturity date			rate (%)	($000)	Value

Short-term investments 1.10%					$2,689,000
(Cost $2,688,331)

Government U.S. Agency 1.06%					2,600,000

Federal Home Loan Bank
Disc Note 04-03-06			Zero	2,600	2,600,000

Joint Repurchase Agreement 0.04%					89,000

Investment in a joint repurchase agreement
transaction with Morgan Stanley - Dated 03-31-06
due 04-03-06 (Secured by U.S. Treasury Inflation
Indexed Note 3.875% due 01-15-09)			4.470	89	89,000

Total investments 100.00%					$244,192,220

John Hancock Investors Trust Financial futures contracts March 31, 2006 (unaudited)

	Number of			Appreciation
Open contracts	contracts	Position	Expiration	(depreciation)

U.S. 10-Year Treasury Note	330	Short	June 06	$417,922

Financial futures contracts

John Hancock Investors Trust Footnotes to Schedule of Investments March 31, 2006 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(L) All or a portion of this security is on loan as of March 31, 2006.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on March 31, 2006.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $32,038,976 or 13.12% of the Fund's total investments as of March 31, 2006.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on March 31, 2006, including short-term investments, was $247,882,831. Gross unrealized appreciation and depreciation of investments aggregated $2,690,672 and $6,381,283, respectively, resulting in net unrealized depreciation of $3,690,611.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees

Ronald R. Dion, *Chairman*

James R. Boyle*

James F. Carlin

Richard P. Chapman, Jr.**

William H. Cunningham

Charles L. Ladner**

Dr. John A. Moore**

Patti McGill Peterson**

Steven R. Pruchansky

* Non-Independent Trustee

** Members of the Audit Committee

Officers

Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent for common shareholders
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for preferred shareholders
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Stock symbol
Listed New York Stock Exchange: JHI

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Investors Trust.

P50Q1 3/06
5/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investors Trust

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: May 25, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: May 25, 2006